LIBERTY GROWTH
                                  INVESTOR FUND

                                Semiannual Report
                                 March 31, 2002



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
                                 LIBERTY GROWTH
                                  INVESTOR FUND

                                Semiannual Report
                                 March 31, 2002



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


PRESIDENT'S MESSAGE


[PHOTO OF Keith T. Banks]


Dear Shareholder:

We are happy to report that prospects for the economy and the stock market brightened significantly over the six-month reporting period that ended March 31, 2002. Although economists determined during that time that a recession had been underway since the first quarter of 2001, signs emerged during the six-month period that the downturn was nearing an end.

Corporate earnings were bolstered over the period by exceptional strength in consumer spending, which helped the US gross domestic product increase at an annual rate of 1.7% in the fourth quarter of 2001. This was the strongest gain in a year and a sharp improvement over the 1.3% decline for the third quarter.

The outlook was further strengthened by cuts in the closely watched federal funds rate that totaled 1.25 percentage points during the fourth quarter of 2001 and 4.75 percentage points for 2001 as a whole. Lower taxes, a tax rebate, and falling energy prices also improved the prospect for earnings.

In this environment, prices for large-cap stocks, as represented by the Standard & Poor's 500 Index, posted a total return of 10.99% for the six months ended March 31, 2002. Stocks of small- and mid-sized firms--as represented in the Standard & Poor's SmallCap 600 Index and the Standard & Poor's MidCap 400 Index--earned total returns of 29.11% and 25.90%, respectively, over the same time.

By the end of the reporting period, the Standard & Poor's 500 Index had earned a total return of about 6% since September 10--the day before the terrorist attacks. This rebound in stock prices underscores the short-term nature of this market downturn and the importance of sticking with a long-term investment strategy. Investors who sat on the sidelines during the last six months missed out on the market's recovery.

During the reporting period, portfolio managers Dave Brady and Erik Gustafson continued to emphasize stocks of what they believe to be high-quality companies with above-average earnings potential. In the commentary that follows, they explain how they adjusted the fund's holdings to make the most of the improving economic outlook.

Sincerely,


/s/ Keith T. Banks

Keith T. Banks
President
Liberty Funds



NET ASSET VALUE PER SHARE as of 3/31/2002 ($)
         Class A                8.37
         Class B                8.23
         Class C                8.23
         Class Z                8.42


Economic and market conditions frequently change. There can be no assurance that the trends described in this report will continue or commence.


------------------
 NOT FDIC INSURED
 MAY LOSE VALUE
NO BANK GUARANTEE
------------------

PERFORMANCE INFORMATION

Value of a $10,000 investment
4/29/94--3/31/02

Performance of a $10,000 investment
4/29/94-3/31/2002 ($)

            without sales  with sales
               charge        charge
-------------------------------------
 Class A      27,446        25,868
-------------------------------------
 Class B      26,987        26,987
-------------------------------------
 Class C      26,987        26,987
-------------------------------------
 Class Z      27,610        n/a


[LINE CHART DATA]:

                  Class A shares            Class A shares
                  without sales charge      with sales charge      S&P 500 Index

4/94             $10,000.0                  $9,425.0               $10,000.0
                  10,040.0                   9,462.7                10,163.0
                   9,699.6                   9,141.9                 9,914.0
                   9,859.7                   9,292.8                10,239.2
                  10,299.4                   9,707.2                10,658.0
                  10,239.7                   9,650.9                10,397.9
                  10,659.5                  10,046.6                10,630.8
                  10,449.5                   9,848.7                10,243.9
                  10,737.9                  10,120.5                10,395.5
                  10,778.7                  10,159.0                10,664.7
                  11,031.0                  10,396.7                11,079.6
                  11,413.7                  10,757.5                11,406.4
                  11,545.0                  10,881.2                11,741.8
                  11,736.6                  11,061.8                12,210.3
                  12,723.7                  11,992.1                12,493.5
                  13,489.7                  12,714.0                12,907.1
                  13,661.0                  12,875.5                12,939.4
                  14,395.9                  13,568.2                13,485.4
                  14,103.7                  13,292.7                13,436.8
                  14,909.0                  14,051.8                14,025.4
                  15,010.4                  14,147.3                14,296.1
                  15,597.3                  14,700.5                14,782.1
                  15,806.3                  14,897.5                14,919.6
                  16,465.4                  15,518.7                15,062.8
                  17,575.2                  16,564.6                15,284.3
                  18,422.3                  17,363.0                15,677.1
                  18,777.9                  17,698.2                15,736.6
                  17,532.9                  16,524.8                15,041.1
                  18,318.4                  17,265.1                15,358.4
                  19,510.9                  18,389.0                16,221.6
                  19,782.1                  18,644.6                16,669.3
                  20,557.6                  19,375.5                17,927.8
                  20,278.0                  19,112.0                17,572.9
                  21,220.9                  20,000.7                18,669.4
                  20,669.2                  19,480.7                18,816.9
                  19,292.6                  18,183.3                18,045.4
                  20,158.8                  18,999.7                19,120.9
                  21,719.1                  20,470.3                20,289.2
                  22,759.5                  21,450.8                21,192.1
                  24,341.3                  22,941.7                22,876.8
                  23,506.4                  22,154.8                21,595.7
                  24,655.8                  23,238.1                22,777.0
                  23,940.8                  22,564.2                22,016.3
                  24,536.9                  23,126.1                23,035.6
                  25,606.7                  24,134.3                23,431.8
                  25,760.4                  24,279.2                23,689.6
                  27,826.4                  26,226.3                25,397.6
                  28,903.2                  27,241.3                26,698.0
                  29,232.7                  27,551.9                26,970.3
                  28,233.0                  26,609.6                26,506.4
                  29,847.9                  28,131.7                27,582.6
                  28,868.9                  27,208.9                27,290.2
                  23,513.7                  22,161.7                23,346.8
                  24,931.6                  23,498.0                24,843.3
                  26,646.9                  25,114.7                26,860.5
                  28,219.0                  26,596.5                28,488.3
                  30,123.8                  28,391.7                30,129.2
                  31,521.6                  29,709.1                31,388.6
                  30,405.7                  28,657.4                30,412.4
                  32,783.4                  30,898.4                31,628.9
                  33,668.6                  31,732.7                32,853.0
                  32,554.2                  30,682.3                32,077.7
                  34,126.5                  32,164.3                33,851.5
                  32,324.7                  30,466.0                32,798.8
                  31,700.8                  29,878.0                32,634.8
                  30,978.0                  29,196.8                31,740.6
                  33,502.7                  31,576.3                33,749.8
                  35,600.0                  33,553.0                34,434.9
                  39,665.5                  37,384.7                36,459.6
                  38,812.7                  36,581.0                34,629.4
                  41,828.4                  39,423.3                33,974.9
                  43,008.0                  40,535.1                37,297.6
                  39,597.5                  37,320.6                36,175.0
                  35,958.5                  33,890.9                35,433.4
                  39,270.2                  37,012.2                36,305.0
                  38,221.7                  36,024.0                35,738.7
                  42,024.8                  39,608.4                37,958.1
                  40,058.0                  37,754.7                35,953.9
                  38,712.1                  36,486.1                35,802.8
                  33,861.5                  31,914.4                32,981.6
                  35,009.4                  32,996.3                33,143.2
                  36,714.3                  34,603.2                34,319.8
                  32,976.8                  31,080.6                31,193.2
                  30,388.1                  28,640.8                29,218.7
                  33,271.9                  31,358.8                31,486.1
                  33,075.7                  31,173.8                31,697.0
                  31,828.7                  29,998.5                30,926.8
                  29,763.0                  28,051.6                30,623.7
                  27,762.9                  26,166.6                28,709.7
                  24,059.4                  22,676.0                26,392.9
                  24,879.8                  23,449.2                26,897.0
                  27,109.0                  25,550.2                28,960.0
                  27,339.4                  25,767.4                29,214.8
                  26,617.7                  25,087.2                28,788.3
                  25,896.3                  24,407.3                28,232.7
3/02              27,446.0                  25,868.0                29,294.2


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The above illustration assumes a $10,000 investment made on 4/29/94 and reinvestment of income and capital gains. The fund's class A shares are compared to the Standard & Poor's 500, an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Index performance is from 4/30/94. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. Securities in the fund may not match those in the index. It is not possible to invest directly in an index.

Average annual total return as of 3/31/02 (%)
Share class                        A                          B                           C                     Z
Inception                       12/1/99                    12/1/99                     12/1/99               12/1/99
-------------------------------------------------------------------------------------------------------------------
                        without        with        without         with         without          with         without
                         sales         sales         sales        sales          sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month (cumulative)     14.03          7.45         13.67          8.67         13.67          12.67         14.40
-------------------------------------------------------------------------------------------------------------------
1-year                   -9.71        -14.94        -10.35        -14.83        -10.35         -11.25         -9.36
-------------------------------------------------------------------------------------------------------------------
5-year                    7.30          6.04          6.94          6.63          6.94           6.94          7.43
-------------------------------------------------------------------------------------------------------------------
Life                     13.60         12.75         13.35         13.35         13.35          13.35         13.68

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. The "with sales charge" returns include the maximum 5.75% sales charge for class A, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -5%, second year -4%, third year -3%, fourth year -3%, fifth year -2%, sixth year -1%, thereafter -0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and service fees associated with each class.

Liberty Growth Investor Fund is a feeder fund in a master/feeder structure and invests all of its investable assets in SR&F Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as the fund. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements performance would have been lower. Liberty Growth Investor Fund commenced operations on 12/1/99. The historical performance of all share classes, prior to inception, is based on the performance of the SR&F Growth Investor Portfolio, not restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains.

TOP 10 HOLDINGS as of 3/31/02 (%)

Johnson & Johnson                  5.2
Citigroup                          4.0
Walgreen                           3.9
Microsoft                          3.4
Mattel                             3.4
Wyeth                              3.3
Safeway                            3.2
Kinder Morgan                      3.2
Wells Fargo                        3.0
Household International            2.9

Holdings are calculated as a percentage of the total net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the portfolio will continue to maintain these holdings in the future.



SECTOR BREAKDOWN as of 3/31/02 (%)


[BAR CHART DATA]:

Financials                          21.4
Consumer discretionary              20.6
Information technology              15.9
Health care                         12.5
Consumer staples                     7.1


Sector breakdowns are calculated as a percentage of net assets in SR&F Growth Investor Portfolio. Because the Portfolio is actively managed, there can be no guarantee the Portfolio will continue to maintain this breakdown in the future.




PORTFOLIO MANAGERS' REPORT

As economic and market conditions improved over the past six months, the high-quality, well-diversified investment portfolio of Liberty Growth Investor Fund performed especially well. For the six months ended March 31, 2002, the Class A shares had a total return of 14.03%, versus a return of 10.99% for the Standard & Poor's 500 Index over the same time. Of particular help was the fund's emphasis on companies that we believed were most likely to benefit from an economic recovery.

HELP FROM CONSUMER, FINANCIAL, AND TECHNOLOGY STOCKS
We had positioned the fund for a recovery before the reporting period began. As signs of a recovery mounted during the period, the fund gained from an overweighted position in the strongly performing consumer discretionary sector. Many of our consumer holdings -- including Mattel, Hispanic Broadcasting, and Viacom -- outpaced the sector as a whole.1

A slight overweighting in financial stocks and outperformances by holdings such as Citigroup and Goldman Sachs also boosted returns. Of further help were strong absolute and relative returns by health care stocks such as Wyeth (formerly American Home Products) and Johnson & Johnson and by technology stocks like Maxim Integrated Products and VERITAS Software. These positives helped offset disappointing returns in the utilities sector, which were due largely to the collapse of Enron Corporation.

ADDITIONS TIED TO ECONOMIC REBOUND
We continued to add shares that could benefit from a recovery throughout the reporting period. This included stocks of mid-sized firms whose prices were especially attractive, such as Southwest Airlines and USA Education (formerly Sallie Mae).

Beaten down by a decline in air travel following the terrorist attacks of September 11, shares of Southwest Airlines should enjoy added benefit as the economy rebounds and air travel increases. With its low fares and broad range of short, non-stop flights, we expect the company to continue drawing market share from other airlines. We are also impressed by the quality of Southwest's management and the large amount of cash the company can tap for future growth.

We were attracted to USA Education, which funds and services college loans, due to the value we saw in its share price versus the company's long-term growth potential. Earnings for the firm have improved strongly in the last five years and accelerated in recent months. Over time, the company should continue to benefit from favorable demographics that suggest a growing need among students for financial aid.

Other purchases we made in the mid-cap area include Fiserv, which provides information-management technology for financial firms; Tiffany and Co., which should benefit as investors shift from low-end retail firms that have become overpriced into high-end retailers; and Providian Financial, a credit card firm. In the large-cap sector, we eliminated the fund's positions in Apple Computer, Qwest Communications, Level 3 Communications and Comverse Technology.
We replaced those shares with stocks of Dell Computer and BellSouth - companies that we believe have greater long-term growth potential. We also sold shares of financial stocks such as MBNA. We believe the recent signs of economic recovery suggest that interest rates may soon start to rise, which typically curbs the earnings of financial firms.


NEW OPPORTUNITIES AS RECOVERY PROGRESSES
In months to come, we expect to continue emphasizing firms that we believe can make the most of a recovery. We plan to give added attention to sectors whose earnings are most likely to benefit from the middle stages of a rebound, such as consumer cyclicals and industrials. Going forward, we intend to continue emphasizing a well-diversified portfolio of high-quality companies whose share prices are attractive versus their long-term growth potential and add shares of small and mid-sized firms as we find investment opportunities in those sectors.


/s/ David P. Brady            /s/ Erik Gustafson

David P. Brady                Erik Gustafson



David Brady and Erik Gustafson are portfolio managers of Liberty Growth Investor Fund.



An investment in the fund offers significant long-term growth potential but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments. Lipper Inc., a widely respected data provider in the industry calculates an average total return for mutual funds with similar investment objectives to those of the fund. Past performance cannot predict future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell your shares. Portfolio holdings are as of 3/31/02 and are subject to change.

1 Liberty Growth Investor Fund Holdings named in this report comprise the following percentages of total net assets in SR&F Growth Investor Portfolio as of March 31, 2002: Citicorp (4.0%), Goldman Sachs (2.7%), Wyeth (3.3%), Johnson & Johnson (5.2%), Maxim Integrated Products (2.2%), VERITAS Software (1.0%), Southwest Airlines (1.1%), USA Education (0.8%), Fiserv (0.9%), Tiffany & Co. (0.7%), Providian Financial (0.4%), Dell Computer (0.8%), BellSouth (0.7%). Since the fund is actively managed there can be no guarantee that the fund will continue to maintain the same portfolio holdings in the future.

INVESTMENT PORTFOLIO


SR&F GROWTH INVESTOR PORTFOLIO
March 31, 2002 (Unaudited)


COMMON STOCKS - 95.0%                                   SHARES             VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 20.6%
AUTOMOBILES & COMPONENTS - 1.2%
  AUTO PARTS & EQUIPMENT - 1.2%
Gentex Corp. (a)                                       400,000     $  11,852,000
                                                                   -------------
CONSUMER DURABLES & APPAREL - 3.4%
  LEISURE PRODUCTS - 3.4%
Mattel, Inc.                                         1,600,000        33,344,000
                                                                   -------------
HOTELS, RESTAURANTS & LEISURE - 3.0%
  LEISURE FACILITIES - 0.8%
Cedar Fair, L.P.                                       315,000         7,487,550
                                                                   -------------
  RESTAURANTS - 2.2%
McDonald's Corp.                                       800,000        22,200,000
                                                                   -------------
MEDIA - 10.1%
  BROADCASTING & CABLE - 5.4%
EchoStar Communications
   Corp., Class A (a)                                  200,000         5,664,000
Hispanic Broadcasting Corp. (a)                        900,000        26,208,000
Liberty Media Corp. - Class A (a)                    1,700,000        21,488,000
                                                                   -------------
                                                                      53,360,000
                                                                   -------------
  MOVIES & ENTERTAINMENT - 4.7%
AOL Time Warner, Inc. (a)                              600,000        14,190,000
The Walt Disney Co.                                    600,000        13,848,000
Viacom, Inc., Class B (a)                              400,000        19,348,000
                                                                   -------------
                                                                      47,386,000
                                                                   -------------
RETAILING - 2.9%
  APPAREL RETAIL - 1.1%
The Gap, Inc.                                          750,000        11,280,000
                                                                   -------------
  DEPARTMENT STORES - 1.1%
Kohl's Corp. (a)                                       150,000        10,672,500
                                                                   -------------
  SPECIALTY STORES - 0.7%
Tiffany & Co.                                          200,000         7,110,000
                                                                   -------------

--------------------------------------------------------------------------------
CONSUMER STAPLES - 7.1%
FOOD & DRUG RETAILING - 7.1%
  DRUG RETAIL - 3.9%
Walgreen Co.                                         1,000,000        39,190,000
                                                                   -------------
  FOOD RETAIL - 3.2%
Safeway, Inc. (a)                                      700,000        31,514,000
                                                                   -------------

--------------------------------------------------------------------------------
ENERGY - 1.6%
OIL & GAS DRILLING - 1.6%
GlobalSantaFe Corp.                                    500,000        16,350,000
                                                                   -------------

--------------------------------------------------------------------------------
FINANCIALS - 21.4%
BANKS - 4.8%
Texas Regional Bancshares,
   Inc., Class A                                       412,500        18,009,750
Wells Fargo & Co.                                      600,000        29,640,000
                                                                   -------------
                                                                      47,649,750
                                                                   -------------



                                                        SHARES             VALUE
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - 15.0%
  CONSUMER FINANCE - 5.2%
Household International, Inc.                          500,000      $ 28,400,000
MBNA Corp.                                             500,000        19,285,000
Providian Financial Corp.                              500,000         3,775,000
                                                                   -------------
                                                                      51,460,000
                                                                   -------------
  DIVERSIFIED FINANCIAL SERVICES - 7.5%
Citigroup, Inc.                                        800,000        39,616,000
The Goldman Sachs Group, Inc.                          300,000        27,075,000
USA Education, Inc.                                     80,000         7,824,000
                                                                   -------------
                                                                      74,515,000
                                                                   -------------
  MULTI-SECTOR HOLDINGS - 2.3%
S&P 500 Depositary Receipt                             200,000        22,904,000
                                                                   -------------
INSURANCE - 1.6%
  LIFE & HEALTH INSURANCE - 1.6%
AFLAC, Inc.                                            550,000        16,225,000
                                                                   -------------

--------------------------------------------------------------------------------
HEALTH CARE - 12.5%
HEALTH CARE EQUIPMENT & SERVICES - 2.1%
  HEALTH CARE EQUIPMENT - 2.1%
Baxter International, Inc.                             350,000        20,832,000
                                                                   -------------
PHARMACEUTICALS & BIOTECHNOLOGY - 10.4%
  BIOTECHNOLOGY - 1.9%
Genentech, Inc. (a)                                    375,000        18,918,750
                                                                   -------------
  PHARMACEUTICALS - 8.5%
Johnson & Johnson                                      800,000        51,960,000
Wyeth                                                  500,000        32,825,000
                                                                   -------------
                                                                      84,785,000
                                                                   -------------

--------------------------------------------------------------------------------
INDUSTRIALS - 6.4%
CAPITAL GOODS - 2.6%
  INDUSTRIAL CONGLOMERATES - 2.6%
General Electric Co.                                   700,000        26,215,000
                                                                   -------------
COMMERCIAL SERVICES & SUPPLIES - 2.7%
  DATA PROCESSING SERVICES - 2.4%
Fiserv, Inc. (a)                                       200,000         9,198,000
Paychex, Inc.                                          375,000        14,887,500
                                                                   -------------
                                                                      24,085,500
                                                                   -------------
DIVERSIFIED COMMERCIAL SERVICES - 0.3%
Exult, Inc. (a)                                        292,500         3,191,175
                                                                   -------------
TRANSPORTATION - 1.1%
  AIRLINES - 1.1%
Southwest Airlines Co.                                 550,000        10,642,500
                                                                   -------------

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 15.9%
SOFTWARE & SERVICES - 8.4%
  APPLICATION SOFTWARE - 4.0%
BEA Systems, Inc. (a)                                  500,000         6,855,000
Intuit, Inc. (a)                                       550,000        21,098,000
Rational Software Corp. (a)                            750,000        11,872,500
                                                                   -------------
                                                                      39,825,500
                                                                   -------------



See notes to investment portfolio.

SR&F GROWTH INVESTOR PORTFOLIO


COMMON STOCKS (CONTINUED)                               SHARES             VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY (CONTINUED)
  SYSTEMS SOFTWARE - 4.4%
Microsoft Corp. (a)                                    560,000     $  33,773,600
VERITAS Software Corp. (a)                             225,000         9,861,750
                                                                   -------------
                                                                      43,635,350
                                                                   -------------
TECHNOLOGY HARDWARE & EQUIPMENT - 7.5%
  COMPUTER HARDWARE - 0.8%
Dell Computer Corp. (a)                                300,000         7,833,000
                                                                   -------------
  COMPUTER STORAGE & PERIPHERALS - 1.4%
EMC Corp.                                              350,000         4,172,000
Network Appliance, Inc. (a)                            500,000        10,190,000
                                                                   -------------
                                                                      14,362,000
                                                                   -------------
  NETWORKING EQUIPMENT - 1.3%
Cisco Systems, Inc. (a)                                750,000        12,697,500
                                                                   -------------
  SEMICONDUCTORS - 2.2%
Maxim Integrated Products, Inc. (a)                    385,000        21,448,350
                                                                   -------------
  TELECOMMUNICATIONS EQUIPMENT - 1.8%
Corning, Inc.                                          400,000         3,048,000
Nokia Oyj, ADR                                         500,000        10,370,000
Scientific-Atlanta, Inc.                               200,000         4,620,000
                                                                   -------------
                                                                      18,038,000
                                                                   -------------

--------------------------------------------------------------------------------
MATERIALS - 3.9%
CHEMICALS - 1.6%
  SPECIALTY CHEMICALS - 1.6%
Minerals Technologies, Inc.                            300,000        15,741,000
                                                                   -------------
METALS & MINING - 2.3%
  ALUMINUM - 2.3%
Alcoa, Inc.                                            600,000        22,644,000
                                                                   -------------

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 0.7%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
  INTEGRATED TELECOMMUNICATIONS SERVICES - 0.7%
BellSouth Corp.                                        200,000         7,372,000
                                                                   -------------

--------------------------------------------------------------------------------
UTILITIES - 4.9%
ELECTRIC UTILITIES - 1.7%
Calpine Corp. (a)                                      620,000         7,874,000
Duke Energy Corp.                                      250,000         9,450,000
                                                                   -------------
                                                                      17,324,000
                                                                   -------------
GAS UTILITIES - 3.2%
Kinder Morgan, Inc.                                    650,000        31,479,500
                                                                   -------------
TOTAL COMMON STOCKS
(cost of $822,900,971)                                               945,569,925
                                                                   -------------



SHORT-TERM OBLIGATIONS - 5.2%                              PAR             VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 5.2%
Amsteel Funding
   1.880% (b) 04/01/02                             $ 9,000,000     $   9,000,000
UBS Financial
   1.850% (b) 04/01/02                              42,375,000        42,375,000
                                                                   -------------

TOTAL SHORT-TERM OBLIGATIONS
(cost of $51,375,000)                                                 51,375,000
                                                                   -------------

TOTAL INVESTMENTS - 100.2%
(cost of $874,275,971)(c)                                            996,944,925
                                                                   -------------

OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (1,967,084)
--------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                $ 994,977,841
                                                                   =============

NOTES TO INVESTMENT PORTFOLIO:

(a)  Non-income producing.

(b)  Rate represents yield at time of purchase.

(c) Cost for both financial statement and federal income tax purposes is the same.

     Acronym                       Name
     -------            ---------------------------
      ADR               American Depositary Receipt



See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES


SR&F GROWTH INVESTOR PORTFOLIO
March 31, 2002 (Unaudited)

ASSETS:
Investments, at cost                                                $874,275,971
                                                                    ------------
Investments, at value                                               $996,944,925
Cash                                                                       3,254
Receivable for:
   Investments sold                                                    1,705,575
   Dividends                                                             549,779
Deferred Trustees' compensation plan                                         324
Other assets                                                                 697
                                                                    ------------
     Total Assets                                                    999,204,554
                                                                    ------------

LIABILITIES:
Payable for:
   Investments purchased                                               3,731,460
   Management fee                                                        492,221
   Transfer agent fee                                                        496
   Bookkeeping fee                                                           911
   Trustees' fee                                                           1,011
Deferred Trustees' fee                                                       324
Other liabilities                                                            290
                                                                    ------------
     Total Liabilities                                                 4,226,713
                                                                    ------------

NET ASSETS APPLICABLE
TO INVESTORS' BENEFICIAL
INTEREST                                                            $994,977,841
                                                                    ============


STATEMENT OF OPERATIONS

SR&F GROWTH INVESTOR PORTFOLIO
For the Six Months Ended March 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends                                                         $   3,875,684
Interest                                                                402,589
                                                                  -------------
   Total Investment Income                                            4,278,273
                                                                  -------------

EXPENSES:
Management fee                                                        2,789,295
Bookkeeping fee                                                           5,060
Transfer agent fee                                                        2,988
Trustees' fee                                                             3,280
Other expenses                                                           46,820
                                                                  -------------
   Total Expenses                                                     2,847,443
Custody earnings credits                                                   (623)
                                                                  -------------

   Net Expenses                                                       2,846,820
                                                                  =============

Net Investment Income                                                 1,431,453
                                                                  =============

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                                    (96,834,415)
Net change in unrealized
   appreciation/depreciation on
   investments                                                      222,751,890
                                                                  -------------

Net Gain                                                            125,917,475
                                                                  -------------

Net Increase in Net Assets
   from Operations                                                $ 127,348,928
                                                                  =============


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                   (UNAUDITED)
                                                                                   SIX MONTHS
                                                                                       ENDED             YEAR ENDED
                                                                                     MARCH 31,          SEPTEMBER 30,
INCREASE (DECREASE) IN NET ASSETS:                                                     2002                 2001
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                                           $     1,431,453        $     3,314,702
Net realized loss on investments                                                    (96,834,415)           (48,061,846)
Net change in unrealized appreciation/depreciation on investments                   222,751,890           (530,065,309)
                                                                                ---------------        ---------------
Net Increase (Decrease) from Operations                                             127,348,928           (574,812,453)
                                                                                ---------------        ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
   Contributions                                                                     25,946,662            333,075,715
   Withdrawals                                                                      (39,134,898)          (322,689,672)
                                                                                ---------------        ---------------
Net Increase (Decrease) from Transactions in Investors' Beneficial Interest         (13,188,236)            10,386,043
                                                                                ---------------        ---------------
Total Increase (Decrease) in Net Assets                                             114,160,692           (564,426,410)
                                                                                ---------------        ---------------

NET ASSETS:
Beginning of period                                                                 880,817,149          1,445,243,559
                                                                                ---------------        ---------------
End of period                                                                   $   994,977,841        $   880,817,149
                                                                                ===============        ===============



See notes to financial statements.

STATEMENT OF ASSETS & LIABILITIES


LIBERTY GROWTH INVESTOR FUND

March 31, 2002 (Unaudited)
ASSETS:
Investments in Portfolio, at value                              $ 29,207,710
Receivable for:
   Fund shares sold                                                  290,282
   Expense reimbursement due from Advisor                             16,290
Deferred Trustees' compensation plan                                     415
Other assets                                                          27,603
                                                                ------------
        Total Assets                                              29,542,300
                                                                ------------
LIABILITIES:
Payable for:
   Fund shares repurchased                                           124,178
   Administration fee                                                  3,704
   Transfer agent fee                                                  5,296
   Bookkeeping fee                                                       362
   Trustees' fee                                                         834
Deferred Trustees' fee                                                   415
Other liabilities                                                      8,248
                                                                ------------
        Total Liabilities                                            143,037
                                                                ------------
NET ASSETS                                                      $ 29,399,263
                                                                ============
COMPOSITION OF NET ASSETS:
Paid-in capital                                                 $ 39,438,773
Accumulated net investment loss
   allocated from Portfolio                                          (98,560)
Accumulated net realized loss
   allocated from Portfolio                                      (13,282,491)
Net unrealized appreciation on
   investments allocated from Portfolio                            3,341,541
                                                                ------------
NET ASSETS                                                      $ 29,399,263
                                                                ============

LIBERTY GROWTH INVESTOR FUND:
CLASS A:
Net assets                                                      $  3,389,021
Shares outstanding                                                   404,884
                                                                ------------
Net asset value and redemption price per share                  $       8.37(a)
                                                                ============
Maximum offering price per share
   ($8.37/0.9425)                                               $       8.88(b)
                                                                ============

CLASS B:
Net assets                                                      $ 12,336,798
Shares outstanding                                                 1,499,395
                                                                ------------
Net asset value, offering and
   redemption price per share                                   $       8.23(a)
                                                                ============

CLASS C:
Net assets                                                      $    815,072
Shares outstanding                                                    99,045
                                                                ------------
Net asset value, offering and
   redemption price per share                                   $       8.23(a)
                                                                ============

CLASS Z:
Net assets                                                      $        775
Shares outstanding                                                        92
                                                                ------------
Net asset value, offering and
   redemption price per share                                   $       8.42
                                                                ============
STEIN ROE GROWTH INVESTOR FUND:
CLASS S:
Net assets                                                      $ 12,857,597
Shares outstanding                                                 1,526,649
                                                                ------------
Net asset value, offering and
   redemption price per share                                   $       8.42
                                                                ============

(a) Redemption price per share is equal to net asset value less any applicable early contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.





STATEMENT OF OPERATIONS


For the Six Months Ended March 31, 2002 (Unaudited)

INVESTMENT INCOME:
Dividends allocated from Portfolio                                  $   113,335
Interest and fees allocated from Portfolio                               11,794
                                                                    -----------
   Total Investment Income                                              125,129
                                                                    -----------

EXPENSES:
Expenses allocated from Portfolio                                        83,355
Administration fee                                                       21,285
Distribution fee:
   Class A                                                                1,556
   Class B                                                               44,106
   Class C                                                                3,092
Service fee:
   Class A                                                                3,880
   Class B                                                               14,702
   Class C                                                                1,031
Bookkeeping fee                                                           2,615
Transfer agent fee                                                       31,778
Trustees' fee                                                             3,489
Reports to shareholders                                                  22,810
Registration fee                                                         24,277
Other expenses                                                           12,645
                                                                    -----------
   Total Expenses                                                       270,621
Fees and expenses waived or
   reimbursed by Advisor                                                (46,152)
Fees waived by Distributor - Class A                                       (780)
                                                                    -----------
   Net Expenses                                                         223,689
                                                                    -----------
Net Investment Loss                                                     (98,560)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS ALLOCATED
FROM PORTFOLIO:
Net realized loss on investments
   allocated from Portfolio                                          (3,787,884)
Net change in unrealized
   appreciation/depreciation on
   investments allocated from
   Portfolio                                                          7,438,978
                                                                    -----------
Net Gain                                                              3,651,094
                                                                    -----------
Net Increase in Net Assets from
   Operations                                                       $ 3,552,534
                                                                    ===========



See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS


                                                (UNAUDITED)
                                                SIX MONTHS
                                                    ENDED           YEAR ENDED
INCREASE (DECREASE)                               MARCH 31,        SEPTEMBER 30,
IN NET ASSETS:                                      2002                2001
--------------------------------------------------------------------------------

OPERATIONS:
Net investment loss                            $    (98,560)       $   (234,498)
Net realized loss on
   investments allocated
   from Portfolio                                (3,787,884)         (7,759,908)
Net change in unrealized
   appreciation/depreciation
   on investments allocated
   from Portfolio                                 7,438,978          (8,696,982)
                                               ------------        ------------
Net Increase (Decrease) from
   Operations                                     3,552,534         (16,691,388)
                                               ------------        ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions                                    761,432           1,564,965
   Redemptions                                     (533,259)         (1,227,187)
                                               ------------        ------------
   Net Increase                                     228,173             337,778
                                               ------------        ------------
Class B:
   Subscriptions                                  3,124,468           5,714,244
   Redemptions                                   (2,634,961)         (3,292,150)
                                               ------------        ------------
      Net Increase                                  489,507           2,422,094
                                               ------------        ------------
Class C:
   Subscriptions                                    209,173             540,148
   Redemptions                                     (171,001)           (151,579)
                                               ------------        ------------
      Net Increase                                   38,172             388,569
                                               ------------        ------------
Class Z:
   Subscriptions                                       --                  --
   Redemptions                                         --                  --
                                               ------------        ------------
      Net Increase (Decrease)                          --                  --
                                               ------------        ------------
Class S:
   Subscriptions                                    992,991           3,657,511
   Redemptions                                   (1,636,833)         (4,012,386)
                                               ------------        ------------
      Net Decrease                                 (643,842)           (354,875)
                                               ------------        ------------
Net Increase from Share
   Transactions                                     112,010           2,793,566
                                               ------------        ------------
Total Increase (Decrease) in
   Net Assets                                     3,664,544         (13,897,822)
                                               ------------        ------------
NET ASSETS:
Beginning of period                              25,734,719          39,632,541
                                               ------------        ------------
End of period                                  $ 29,399,263        $ 25,734,719
                                               ============        ============



                                                (UNAUDITED)
                                                SIX MONTHS
                                                   ENDED            YEAR ENDED
                                                 MARCH 31,         SEPTEMBER 30,
                                                    2002               2001
--------------------------------------------------------------------------------

CHANGES IN SHARES:
Class A:
   Subscriptions                                     92,855             157,981
   Redemptions                                      (65,698)           (123,759)
                                               ------------        ------------
      Net Increase                                   27,157              34,222
                                               ------------        ------------
Class B:
   Subscriptions                                    383,834             571,113
   Redemptions                                     (327,971)           (341,530)
                                               ------------        ------------
      Net Increase                                   55,863             229,583
                                               ------------        ------------
Class C:
   Subscriptions                                     26,425              52,507
   Redemptions                                      (21,299)            (16,204)
                                               ------------        ------------
      Net Increase                                    5,126               36,303
                                               ------------        ------------
Class Z:
   Subscriptions                                         --                  --
   Redemptions                                           --                  --
                                               ------------        ------------
      Net Increase (Decrease)                            --                  --
                                               ------------        ------------
Class S:
   Subscriptions                                    121,823             352,793
   Redemptions                                     (200,803)           (381,193)
                                               ------------        ------------
      Net Decrease                                  (78,980)            (28,400)
                                               ------------        ------------




See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


March 31, 2002 (Unaudited)




NOTE 1. ACCOUNTING POLICIES


ORGANIZATION:

Liberty Growth Investor Fund - Class A, B, C and Z and Stein Roe Growth Investor Fund -- Class S are the collective series of shares of Liberty Growth Investor Fund (the "Fund") a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term growth by investing primarily in common stocks and other equity-type securities that are believed to have long-term growth potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class Z and Class S. Class A shares are sold with a front-end sales charge. A contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus. Effective October 31, 1999, Class S was closed to new investors, as described in the Fund's prospectus. The financial highlights for Class S are presented in a separate semi-annual report.

The Portfolio is a series of SR&F Base Trust, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts common law trust under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2002, the Fund owned 2.9% of the Portfolio.

The financial statements for the Portfolio are included elsewhere in this report. The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains (losses). In addition, the Fund accrues its own expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Equity securities generally are valued at the last sale price or in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:
All income and expenses (other than Class A, Class B and Class C service and distribution fees, and class-specific transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C.

FEDERAL INCOME TAXES:
No provision is made for federal income taxes since (a) the Fund intends to continue to qualify as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allow the Fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains.

At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                     YEAR OF      CAPITAL LOSS
                   EXPIRATION     CARRYFORWARD
                   ----------     ------------
                      2008         $1,272,586
                      2009            273,885
                                   ----------
                                   $1,546,471

Additionally, $7,932,322 of net capital losses, attributable to security transactions occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

OTHER:

Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham Incorporated (the "Advisor"), is the investment Advisor of the Portfolio and receives a monthly fee as follows:

           AVERAGE DAILY
            NET ASSETS           ANNUAL FEE RATE
         ------------------      ---------------
         First $500 million           0.60%
         Next $500 million            0.55%
         Over $1 billion              0.50%

On November 1, 2001, Liberty Financial Companies, Inc., the former parent of the Advisor, completed the sale of its asset management business, including the Advisor to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio. The Portfolio had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE:
The Advisor also provides accounting and other services to the Fund for a monthly fee paid by the Fund as follows:

           AVERAGE DAILY
            NET ASSETS           ANNUAL FEE RATE
         ------------------      ---------------
         First $500 million          0.150%
         Next $500 million           0.125%
         Over $1 billion             0.100%

BOOKKEEPING FEE:
The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended March 31, 2002, the Fund has been advised that the Distributor retained net underwriting discounts of $659 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $0, $22,465, and $65 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually of Class A, Class B and Class C net assets as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class A distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:
The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average daily net assets.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Portfolio has an agreement with its custodian bank under which $623 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 3. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended March 31, 2002, the Portfolio's purchases and sales of investments, other than short-term obligations, were $118,016,495 and $161,334,355, respectively.

Unrealized appreciation (depreciation) at March 31, 2002 based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation           $ 227,182,384
Gross unrealized depreciation            (104,513,430)
                                        -------------
Net unrealized
  appreciation                          $ 122,668,954
                                        -------------

OTHER:
The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Trust and SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts from the line of credit are $200 million. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

For the six months ended March 31, 2002, the Portfolio used AlphaTrade, Inc., a wholly-owned subsidiary of Colonial Management Associates, Inc., an affiliate of the Advisor, as a broker. Total commissions paid to AlphaTrade, Inc. during the six months were $4,280.

At March 31, 2002, Colonial Management Associates, Inc., an affiliate of the Advisor, owned 100% of the Fund's Class Z outstanding shares.

SR&F GROWTH INVESTOR PORTFOLIO -- FINANCIAL HIGHLIGHTS


                                       (UNAUDITED)
                                       SIX MONTHS
                                         ENDED                     YEAR ENDED SEPTEMBER 30,               PERIOD ENDED
                                        MARCH 31,      -----------------------------------------------    SEPTEMBER 30,
                                          2002            2001         2000        1999       1998           1997(a)
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses (b)                              0.59%(c)         0.58%       0.57%       0.59%       0.62%          0.63%(c)
Net investment income (b)                 0.30%(c)         0.28%       0.06%       0.25%       0.42%          0.54%(c)
Portfolio turnover rate                     13%(d)           23%         72%         45%         45%            38%


(a)  From commencement of operations on February 3, 1997.

(b)  The benefits derived from custody credits, if applicable, had no impact.

(c)  Annualized.

(d)  Not annualized.

LIBERTY GROWTH INVESTOR FUND -- FINANCIAL HIGHLIGHTS (CONTINUED)


Selected data for a share outstanding throughout each period is as follows:
                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED      PERIOD ENDED
                                                            MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,
CLASS A SHARES                                                2002             2001           2000 (a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   7.34         $  12.22          $ 10.86
                                                            --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.02)           (0.06)           (0.09)
Net realized and unrealized gain (loss) on investments          1.05            (4.82)            1.45
                                                            --------         --------          -------
     Total from Investment Operations                           1.03            (4.88)            1.36
                                                            --------         --------          -------
NET ASSET VALUE, END OF PERIOD                              $   8.37           $ 7.34          $ 12.22
                                                            ========         ========          =======
Total return (c)(d)                                           14.03%(e)      (39.93)%           12.52%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       1.40%(f)         1.40%            1.21%(f)
Net investment loss                                          (0.52)%(f)       (0.55)%          (0.78)%(f)
Waiver/reimbursement                                           0.37%(f)         0.54%            0.60%(f)
Net assets, end of period (000's)                           $  3,389         $  2,771          $ 4,198

(a) Class A shares were initially offered on December 1, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED      PERIOD ENDED
                                                            MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,
CLASS B SHARES                                                2002             2001           2000 (a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   7.24         $  12.15          $ 10.86
                                                            --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.05)           (0.12)           (0.16)
Net realized and unrealized gain (loss) on investments          1.04            (4.79)            1.45
                                                            --------         --------          -------
     Total from Investment Operations                           0.99            (4.91)            1.29
                                                            --------         --------          -------
NET ASSET VALUE, END OF PERIOD                              $   8.23         $   7.24          $ 12.15
                                                            ========         ========          =======
Total return (c)(d)                                           13.67%(e)      (40.41)%           11.88%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       2.10%(f)         2.10%            1.91%(f)
Net investment loss                                          (1.22)%(f)       (1.25)%          (1.48)%(f)
Waiver/reimbursement                                           0.32%(f)         0.49%            0.55%(f)
Net assets, end of period (000's)                           $ 12,337         $ 10,447          $14,744

(a) Class B shares were initially offered on December 1, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.


Selected data for a share outstanding throughout each period is as follows:

                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED      PERIOD ENDED
                                                            MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,
CLASS C SHARES                                                2002             2001           2000 (a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   7.24          $ 12.15          $ 10.86
                                                            --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.05)           (0.12)           (0.16)
Net realized and unrealized gain (loss) on investments          1.04            (4.79)            1.45
                                                            --------         --------          -------
     Total from Investment Operations                           0.99            (4.91)            1.29
                                                            --------         --------          -------
NET ASSET VALUE, END OF PERIOD                              $   8.23           $ 7.24          $ 12.15
                                                            ========         ========          =======
Total return (c)(d)                                           13.67%(e)      (40.41)%           11.88%(e)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       2.10%(f)         2.10%            1.91%(f)
Net investment loss                                          (1.22)%(f)       (1.25)%          (1.48)%(f)
Waiver/reimbursement                                           0.32%(f)         0.49%            0.55%(f)
Net assets, end of period (000's)                           $    815         $    680          $   700

(a) Class C shares were initially offered on December 1, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) Total return at net asset value assuming no contingent deferred sales charge.

(e)  Not annualized.

(f)  Annualized.

                                                           (UNAUDITED)
                                                           SIX MONTHS
                                                              ENDED         YEAR ENDED      PERIOD ENDED
                                                            MARCH 31,      SEPTEMBER 30,    SEPTEMBER 30,
CLASS Z SHARES                                                2002             2001           2000 (a)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $   7.36          $ 12.24          $ 10.86
                                                            --------         --------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (b)                                        (0.01)           (0.02)           (0.05)
Net realized and unrealized gain (loss) on investments          1.07            (4.86)            1.43
                                                            --------         --------          -------
     Total from Investment Operations                           1.06            (4.88)            1.38
                                                            --------         --------          -------
NET ASSET VALUE, END OF PERIOD                              $   8.42         $   7.36          $ 12.24
                                                            ========         ========          =======
Total return (c)                                              14.40%(d)      (39.87)%           12.71%(d)
                                                            ========         ========          =======
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                       1.10%(e)         1.10%            0.90%(e)
Net investment loss                                          (0.22)%(e)       (0.25)%          (0.47)%(e)
Waiver/reimbursement                                           0.32%(e)         0.49%            0.55%(e)
Net assets, end of period (000's)                           $      1         $      1          $     1

(a) Class Z shares were initially offered on December 1, 1999. Per share data reflects activity from that date.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  Annualized.

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



TRANSFER AGENT


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Growth Investor Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081


PLEASE MAKE A NOTE OF OUR NEW MAILING ADDRESS, EFFECTIVE IMMEDIATELY.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


Semiannual Report:
Liberty Growth Investor Fund

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.



LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.



Liberty Growth Investor Fund  SEMIANNUAL REPORT, MARCH 31, 2002


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LIBERTY FUNDS

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COPYRIGHT 2002 LIBERTY FUNDS DISTRIBUTOR, INC.
A MEMBER OF COLUMBIA MANAGEMENT GROUP
ONE FINANCIAL CENTER, BOSTON, MA  02111-2621




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                                                 764-03/361J-0302 (05/02) 02/839